Certain Balance Sheet Items (Tables)	6 Months Ended
Jun. 30, 2022
Balance Sheet Related Disclosures [Abstract]
Schedule of Other Current Assets
The following table summarizes other current assets (in thousands):

	June 30, 2022	December 31, 2021
Prepaid digital hosting services	$34,910	$20,043
Prepaid services	1,164	1,477
Prepaid insurance	612	406
Other	719	101
	$37,405	$22,027

Schedule of Other Assets, Noncurrent	The following table summarizes other assets (in thousands):

	June 30, 2022	December 31, 2021
Deposit for mining equipment	$109,101	$102,238
Prepaid insurance and services	184	251
Other	10	59
	$109,295	$102,548